PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Prepayments to suppliers	27,786	15,799	2,269
Prepaid rental expense	14,701	5,748	826
Staff advances	2,306	1,586	228
Deposits	12,679	18,241	2,620
Prepaid taxes and surcharges	3,930	4,513	648
Current portion of costs to obtain contracts with customers	551	1,091	157
Other receivables	9,584	4,442	638
	71,537	51,420	7,386